Note 16 - Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	(in thousands)
2020	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$99,805	$-	$99,805
Mortgage-backed	-	93,611	-	93,611
Other	1,162	2	-	1,164
Mortgage servicing rights	-	-	1,132	1,132
Total recurring	$1,162	$193,418	$1,132	$195,712

Nonrecurring:
Impaired Loans	-	-	$1,463	$1,463
	(in thousands)
2019	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$72,554	$-	$72,554
Mortgage-backed	-	110,041	-	110,041
Other	1,014	2	-	1,016
Mortgage servicing rights	-	-	1,061	1,061
Total recurring	$1,014	$182,597	$1,061	$184,672

Nonrecurring:
Impaired Loans	$-	$-	$1,495	$1,495

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	(in thousands)
Mortgage Servicing Rights	2020	2019	2018
Balance at beginning of year	$1,061	$1,313	$1,270
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	690	192	164
Disposals – amortization based on loan payments and payoffs	(326)	(186)	(147)
Changes in fair value	(293)	(258)	26
Balance at end of year	$1,132	$1,061	$1,313